REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Personnel expenses	€ (16,690)	€ (16,221)	€ (14,094)
Material expenses	(35,767)	(34,274)	(9,519)
Depreciation/amortization	(4,904)	(4,147)	(2,746)
Other expenses	(6,488)	(7,079)	(4,147)
Total cost of sales	€ (63,849)	€ (61,721)	€ (30,506)